Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 145,067,965	$ 18,263,788	$ 18,779,172
Less: Cost of revenues	129,026,086	17,479,479	14,976,016
Less: Operating expenses:
Selling and marketing	6,057,161	1,708,222	3,764,792
General and administrative	30,127,176	29,925,057	22,844,383
Research and development	45,476,113	9,401,883	8,710,746
Total operating expenses	81,660,450	41,035,162	35,319,921
Loss from operations	(65,618,571)	(40,250,853)	(31,516,765)
Other (expense) income:
Interest expense	(4,122,434)	(3,625,748)	(102,084)
Foreign exchange (losses) gains, net	(70,776)	2,078,714	(698,211)
Other income, net	214,459	1,740,922	294,857
Total other (expense) income, net	(3,978,751)	193,888	(505,438)
Loss before income taxes	(69,597,322)	(40,056,965)	(32,022,203)
Income tax benefit	8,126,337		70,992
Net loss	(61,470,985)	(40,056,965)	(31,951,211)
Less: Net (income) loss attributable to non-controlling interest	(7,330,267)	191,325	438,033
Net loss attributable to owners of the Company	(68,801,252)	(39,865,640)	(31,513,178)
Comprehensive loss:
Net loss	(61,470,985)	(40,056,965)	(31,951,211)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(58,700)	(2,937,074)	541,489
Comprehensive loss	(61,529,685)	(42,994,039)	(31,409,722)
Less: Comprehensive (income) loss attributable to the non-controlling interest	(10,084)	41,022	(4,878)
Comprehensive loss attributable to owners of the Company	$ (61,539,769)	$ (42,953,017)	$ (31,414,600)
Net loss per ordinary share:
Basic and Diluted (in Dollars per share)	$ (0.21)	$ (0.18)	$ (0.16)
Weighted average number of ordinary shares outstanding Basic and Diluted (in Shares)	334,907,324	221,984,037	201,005,995